Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Due to the transitional nature of the Company and the executive team at the Company during 2024 and 2025, the Company did not establish goals and parameters for short-term and long-term incentives during 2025. The Company expects to re-establish appropriate programs and incentives for the new executive team during the second quarter of 2026. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

No equity awards were made to our named executive officers during 2025 except for long-term incentive awards made to Mr. Symington pursuant to his offer letter dated August 9, 2024, which are described in the Summary Compensation Table below.
In fiscal year 2025, we did not grant awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers or our employees.

Award Timing Method	In fiscal year 2025, we did not grant awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers or our employees.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Due to the transitional nature of the Company and the executive team at the Company during 2024 and 2025, the Company did not establish goals and parameters for short-term and long-term incentives during 2025. The Company expects to re-establish appropriate programs and incentives for the new executive team during the second quarter of 2026. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false